Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Invoices received - supplier not part of factoring facility	€ 38,863	€ 42,609
Invoices received - supplier factoring facility	9,758	14,294
Accruals for invoices to be received	12,267	21,496
Total	€ 60,888	€ 78,399